OTHER LONG-TERMS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Premises [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands
Year ending December 31:
2017	105
2018	95
2019	95
295

Vehicles [Member]
Lease Type [Line Items]
Schedule of Minimum Lease Commitments
$ in thousands

2016	68
2017	36
2018	9
113